Common Stock - Additional Information (Detail) - USD ($)				3 Months Ended		4 Months Ended	12 Months Ended
	Apr. 30, 2015	Apr. 27, 2015	Jul. 02, 2014	Mar. 31, 2017	Mar. 31, 2016	Aug. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 21, 2015	May 20, 2015	May 29, 2014	May 28, 2014	Dec. 31, 2013	Jun. 30, 2013	May 24, 2013	May 23, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized				75,000,000			75,000,000	75,000,000
Common stock, par value				$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000			5,000,000
Preferred stock, par value				$ 0.001			$ 0.001
Stock option exercises, Shares				0	0		0	5,359	10,000
Restricted stock unit settlements				93,175	101,228		217,296	269,401	203,148
Common shares reserved for options currently outstanding							1,378,805
Number of warrants exercised				0	0		0
Common stock, shares issued				30,121,478			30,059,514	29,846,991
Gross proceeds									$ 22,372,000
Offering expenses		$ 100,000
Net proceeds received from offering after deducting underwriting discount and offering expenses			$ 22,400,000
Net proceeds to OncoGenex, from the sale of the units			24,000,000
Warrant issuance costs			$ 1,600,000						$ 531,000
2010 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance under various plans				2,050,534			2,002,032	3,876,151		4,300,000	2,800,000	2,800,000	2,050,000			2,050,000	1,050,000
Minimum [Member] | 2010 Performance Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years			3 years
Minimum [Member] | 2010 Performance Incentive Plan [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				1 year			1 year
Maximum [Member] | 2010 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period				10 years			10 years
Maximum [Member] | 2010 Performance Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years			4 years
Maximum [Member] | 2010 Performance Incentive Plan [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years			3 years
Series A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued in financing			5,559,866
Registered Offering, price per unit			$ 3.48
Common stock purchase right description							Each Series A unit consisted of one share of common stock and a Series A warrant to purchase up to one-half of one share of common stock at an initial exercise price of $4.00 per share.
Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchase right description							Each Series B unit consisted of a Pre-Funded Series B warrant to purchase up to one share of common stock at an initial exercise price of $0.01 per share and a Series B warrant to purchase up to one-half of one share of common stock at an initial exercise price of $4.00 per share.
Series B Pre-Funded Common Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued in financing			1,340,538
Registered Offering, price per unit			$ 3.47
Net proceeds to OncoGenex, from the sale of the units			$ 3,387,000
Warrant issuance costs			$ 213,000
Series B Pre-Funded Common Stock Warrants [Member] | Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price of warrants			$ 0.01
Warrant exercisable period							5 years
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised								0
Net proceeds to OncoGenex, from the sale of the units			$ 5,261,000
Warrant issuance costs			$ 428,000
Exercise price per unit of warrant				$ 4.00			$ 4.00
Series A Warrants [Member] | Series A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price of warrants			$ 4.00
Warrant exercisable period			5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised								0
Net proceeds to OncoGenex, from the sale of the units			$ 1,268,000
Warrant issuance costs			$ 103,000
Exercise price per unit of warrant				$ 4.00			$ 4.00
Series B Warrants [Member] | Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price of warrants			$ 4.00
Warrant exercisable period							5 years
Series A and Series B Warrants issued in July 2014 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised								0
MLV [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock sales agreement aggregate offering amount															$ 25,000,000
Common stock sales agreement aggregate commission in percentage															3.00%
Common stock, shares issued		809,214
Gross proceeds		$ 3,000,000
LPC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.001
Common stock, shares issued	126,582					6,814,980
Gross proceeds	$ 0					$ 18,000,000
Offering expenses						400,000
Common stock value right to sell, maximum	18,000,000
Additional common stock value right to sell, maximum	$ 16,000,000
Additional purchase of common stock, maximum	125,000
Common stock available for sale under offering						$ 0
LPC [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, purchase price	$ 1.50
LPC [Member] | Series A-1 Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial purchase of common stock	956,938
Common stock, purchase price	$ 2.09
Purchase agreement, description							Series A-1 Unit consisting of (a) one share of Common Stock and (b) one warrant to purchase one-quarter of a share of Common Stock at an exercise price of $2.40 per share, or Series A-1 Warrant. Each Series A-1 Warrant is exercisable six months following the issuance date until the date that is five years and six months after the issuance date and is subject to customary adjustments.
Exercise price per unit of warrant	$ 2.40
Initial purchase of units consisting of common stock and warrants issued	$ 2,000,000
LPC [Member] | Other Than Series A-1 Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	0
Stock Options [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Stock Options [Member] | 2010 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance under various plans				3,531,437			3,634,058
Common shares reserved for options currently outstanding				1,339,186			1,378,805
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period				7 years			7 years
Stock Options [Member] | Minimum [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							3 years
Stock Options [Member] | Minimum [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				1 year			1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period				10 years			10 years
Stock Options [Member] | Maximum [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
Stock Options [Member] | Maximum [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years			3 years
Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for awards currently outstanding				141,717			253,221	640,759	680,201					356,589
Award vesting period				4 years			4 years
Restricted Stock Unit [Member] | 2010 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for awards currently outstanding				141,717			253,221
Pre-Funded Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued in financing								1,340,538
Exercise price per unit of warrant								$ 0.01
Common shares purchased, value								$ 13,405